Loans	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
6.	Loans

Major categories of loans at December 31, 2016 and 2015 are as follows:

	2016	2015

Real estate:
Commercial	$206,145,076	$186,703,868
Construction and land development	14,392,992	12,820,165
Residential	54,710,809	51,290,828
Commercial	22,152,773	19,562,302
Consumer	725,269	886,175
	298,126,919	271,263,338
Less: Allowance for loan losses	2,363,086	2,583,445
Deferred origination fees net of costs	477,261	430,491
	$295,286,572	$268,249,402

The maturity and rate repricing distribution of the loan portfolio as of December 31, 2016 and 2015, is as follows:

	2016	2015

Variable rate, immediately	$41,628,685	$27,803,011
Due within one year	48,381,221	33,826,370
Due over one to five years	126,810,275	153,408,126
Due over five years	81,306,738	56,225,831
	$298,126,919	$271,263,338

Year-end nonaccrual loans, segregated by class of loans, were as follows:

	2016	2015

Commercial real estate	$752,889	$956,813

At December 31, 2016, the Company had two nonaccrual construction and land development loans to one borrower totaling $752,889. The loans were secured by real estate and business assets, and were personally guaranteed. Gross interest income of $38,028 would have been recorded in 2016 if these nonaccrual loans had been current and performing in accordance with the original terms. The Company allocated $16,587 of its allowance for loan losses for these nonaccrual loans. The balance of nonaccrual loans was net of charge-offs of $400,000 at December 31, 2016.

At December 31, 2015, the Company had two nonaccrual construction and land development loans to one borrower totaling $956,813. The loans were secured by real estate and business assets, and were personally guaranteed. Gross interest income of $35,631 would have been recorded in 2015 if these nonaccrual loans had been current and performing in accordance with the original terms. The Company allocated $167,211 of its allowance for loan losses for these nonaccrual loans. The balance of nonaccrual loans was net of charge-offs of $200,000 at December 31, 2015.

An age analysis of past due loans, segregated by class of loans, as of year-end, is as follows:

			90 Days				Past Due 90
	30 - 59 Days	60 - 89 Days	or More	Total		Total	Days or More
	Past Due	Past Due	Past Due	Past Due	Current	Loans	and Accruing
December 31, 2016
Real estate:
Commercial	$-	$-	$-	$-	$206,145,076	$206,145,076	$-
Construction and land development	-	-	752,889	752,889	13,640,103	14,392,992	-
Residential	824,554	-	-	824,554	53,886,255	54,710,809	-
Commercial	48,719	-	-	48,719	22,104,054	22,152,773	-
Consumer	-	-	-	-	725,269	725,269	-
Total	$873,273	$-	$752,889	$1,626,162	$296,500,757	$298,126,919	$-

December 31, 2015
Real estate:
Commercial	$-	$-	$-	$-	$186,703,868	$186,703,868	$-
Construction and land development	-	-	956,813	956,813	11,863,352	12,820,165	-
Residential	-	-	-	-	51,290,828	51,290,828	-
Commercial	-	-	-	-	19,562,302	19,562,302	-
Consumer	-	-	-	-	886,175	886,175	-
Total	$-	$-	$956,813	$956,813	$270,306,525	$271,263,338	$-

Year-end impaired loans, segregated by class of loans, are set forth in the following table:

	Unpaid	Recorded	Recorded
	Contractual	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded	Interest
	Balance	Allowance	Allowance	Investment	Allowance	Investment	Recognized
December 31, 2016
Real estate:
Commercial	$2,455,090	$2,183,509	$241,580	$2,425,089	$7,580	$2,332,568	$125,260
Construction and land development	1,152,889	-	752,889	752,889	16,587	854,851	-
Commercial	164,766	164,766	-	164,766	-	184,201	14,442
	$3,772,745	$2,348,275	$994,469	$3,342,744	$24,167	$3,371,620	$139,702

December 31, 2015
Real estate:
Commercial	$2,240,046	$2,240,046	$-	$2,240,046	$-	$2,281,563	$115,663
Construction and land development	1,156,813	-	956,813	956,813	167,211	478,407	13,540
Commercial	203,635	203,635	-	203,635	-	220,421	15,644
	$3,600,494	$2,443,681	$956,813	$3,400,494	$167,211	$2,980,391	$144,847

Impaired loans also include certain loans that have been modified in troubled debt restructurings (“TDRs”) where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company's loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance, or other actions. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower's sustained repayment performance for a reasonable period, generally six months.

At December 31, 2016, the Company had three loans classified as a troubled debt restructuring. All are included in impaired loans above. The first is a commercial real estate loan with a balance of $2,183,509. The second is a commercial loan with a balance of $164,766. These two loans are paying as agreed. The third loan was restructured in 2016 with a balance of $271,580. The loan is a commercial real estate loan with a balance of $241,580 at December 31, 2016 which is net of a $30,000 charge-off. The Company has allocated $7,580 of its allowance for loan losses for this loan.

At December 31, 2015, the Company had two loans classified as a troubled debt restructuring. Both are included in impaired loans above. The first is a commercial real estate loan with a balance of $2,240,046. The second is a commercial loan with a balance of $203,635. Both loans are paying as agreed.

As part of our portfolio risk management, the Company assigns a risk grade to each loan. The factors used to determine the grade are the payment history of the loan and the borrower, the value of the collateral and net worth of the guarantor, and cash flow projections of the borrower. Excellent, Above Average, Average and Acceptable grades are assigned to loans with limited or no delinquent payments and more than sufficient collateral and/or cash flow.

A description of the general characteristics of loans characterized as watch list or classified is as follows:

Pass/Watch
Loans graded as Pass/Watch are secured by generally acceptable assets which reflect above-average risk. The loans warrant closer scrutiny by management than is routine, due to circumstances affecting the borrower, the borrower's industry, or the overall economic environment. Borrowers may reflect weaknesses such as inconsistent or weak earnings, break even or moderately deficit cash flow, thin liquidity, minimal capacity to increase leverage, or volatile market fundamentals or other industry risks. Such loans are typically secured by acceptable collateral, at or near appropriate margins, with realizable liquidation values.

Special Mention
A special mention loan has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Bank's credit position at some future date. Special mention loans are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

Borrowers may exhibit poor liquidity and leverage positions resulting from generally negative cash flow or negative trends in earnings. Access to alternative financing may be limited to finance companies for business borrowers and may be unavailable for commercial real estate borrowers.

Substandard
A substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Substandard loans have a well-defined weakness, or weaknesses, that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Borrowers may exhibit recent or unexpected unprofitable operations, an inadequate debt service coverage ratio, or marginal liquidity and capitalization. These loans require more intense supervision by Bank management.

Doubtful
A doubtful loan has all the weaknesses inherent as a substandard loan with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans by credit grade, segregated by loan type, at year-end, are as follows:

		Above			Pass	Special
December 31, 2016	Excellent	average	Average	Acceptable	watch	mention	Substandard	Doubtful	Total

Real estate:
Commercial	$-	$9,584,756	$147,668,371	$32,474,566	$3,883,813	$8,644,563	$3,889,007	$-	$206,145,076
Construction and land development	-	178,078	10,178,876	2,039,090	-	153,611	1,843,337	-	14,392,992
Residential	110,142	2,811,362	42,715,571	8,059,118	351,182	-	663,434	-	54,710,809
Commercial	1,666,880	77,745	18,469,572	1,228,598	545,212	164,766	-	-	22,152,773
Consumer	42,577	121,306	476,465	51,339	-	-	3,840	29,742	725,269
	$1,819,599	$12,773,247	$219,508,855	$43,852,711	$4,780,207	$8,962,940	$6,399,618	$29,742	$298,126,919

		Above			Pass	Special
December 31, 2015	Excellent	average	Average	Acceptable	watch	mention	Substandard	Doubtful	Total

Real estate:
Commercial	$-	$11,100,467	$151,135,140	$11,019,894	$3,505,988	$6,162,661	$3,779,718	$-	$186,703,868
Construction and land development	-	285,534	10,037,269	418,834	-	-	2,078,528	-	12,820,165
Residential	181,662	3,478,378	43,722,191	2,502,477	731,122	-	674,998	-	51,290,828
Commercial	1,932,013	46,401	14,685,120	1,184,530	199,950	203,635	1,310,653	-	19,562,302
Consumer	67,862	253,706	481,073	11,207	46,802	-	-	25,525	886,175
	$2,181,537	$15,164,486	$220,060,793	$15,136,942	$4,483,862	$6,366,296	$7,843,897	$25,525	$271,263,338

The following table details activity in the allowance for loan losses by portfolio for the years ended December 31, 2016 and 2015. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

						Allowance for loan losses		Outstanding loan
		Provision				ending balance evaluated		balances evaluated
	Beginning	for loan	Charge		Ending	for impairment:		for impairment:
December 31, 2016	balance	losses	offs	Recoveries	balance	Individually	Collectively	Individually	Collectively

Real estate:
Commercial	$1,718,256	$29,493	$(30,000)	$-	$1,717,749	$7,580	$1,710,169	$2,425,089	$203,719,987
Construction and land development	306,982	97,878	(200,000)	-	204,860	16,587	188,273	752,889	13,640,103
Residential	322,084	(184,773)	-	110,126	247,437	-	247,437	-	54,710,809
Commercial	132,362	93,383	(100,485)	-	125,260	-	125,260	164,766	21,988,007
Consumer	7,900	926	-	-	8,826	-	8,826	-	725,269
Unallocated	95,861	(36,907)	-	-	58,954	-	58,954	-	-
	$2,583,445	$-	$(330,485)	$110,126	$2,363,086	$24,167	$2,338,919	$3,342,744	$294,784,175

						Allowance for loan losses		Outstanding loan
		Provision				ending balance evaluated		balances evaluated
	Beginning	for loan	Charge		Ending	for impairment:		for impairment:
December 31, 2015	balance	losses	offs	Recoveries	balance	Individually	Collectively	Individually	Collectively

Real estate:
Commercial	$1,848,163	$(129,907)	$-	$-	$1,718,256	$-	$1,718,256	$2,240,046	$184,463,822
Construction and land development	458,211	48,771	(200,000)	-	306,982	167,211	139,771	956,813	11,863,352
Residential	278,943	42,299	-	842	322,084	-	322,084	-	51,290,828
Commercial	171,104	(41,096)	-	2,354	132,362	-	132,362	203,635	19,358,667
Consumer	8,215	(315)	-	-	7,900	-	7,900	-	886,175
Unallocated	15,613	80,248	-	-	95,861	-	95,861	-	-
	$2,780,249	$-	$(200,000)	$3,196	$2,583,445	$167,211	$2,416,234	$3,400,494	$267,862,844

Loans with a balance of approximately $61 million were pledged as collateral to the FHLB of Atlanta as of December 31, 2016. Loans with a balance of approximately $41 million were pledged as collateral to the Federal Reserve Bank of Richmond as of December 31, 2016. At December 31, 2016 and 2015, the Company serviced participation loans for others totaling $31.0 and $27.5 million, respectively.

The Company makes loans to customers located primarily in Baltimore County and Carroll County, Maryland and in surrounding areas of northern Maryland. Although the loan portfolio is diversified, many loans are secured by real estate and its performance will be influenced by the economy of the region, including local real estate markets.